Pensions and other post-employment benefits - Pension Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions and other post-employment benefits
Post-employment benefit expense	£ 52	£ 30	£ 30
Defined benefit schemes	27	22	26
Defined contribution pensions schemes	25	8	4
Germany
Pensions and other post-employment benefits
Post-employment benefit expense	5	4	3
Switzerland
Pensions and other post-employment benefits
Post-employment benefit expense	9	5	7
Ireland
Pensions and other post-employment benefits
Post-employment benefit expense	5	6	4
Rest of World
Pensions and other post-employment benefits
Post-employment benefit expense	24	5	7
Post-retirement healthcare schemes
Pensions and other post-employment benefits
Post-employment benefit expense	£ 9	£ 10	£ 9